Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Maturity Analysis of Operating Lease Payments

	December 31, 2021	December 31, 2020
	S$’000	S$’000
Minimum lease payments
Amounts due for settlement within 12 months (shown under current liabilities)	14,550	14,664
Amounts due for settlement after 12 months and not later than 5 years	21,361	17,823

	35,911	32,487